GOODWILL AND INTANGIBLE ASSETS - ADDITIONAL INFORMATION (Details) - Beauty Brands	Dec. 31, 2016	Oct. 01, 2016
Goodwill [Line Items]
Disposal Groups - Number of Product Categories		4
Disposal Groups - Number of Brands	43